LONG-TERM INVESTMENTS	12 Months Ended
Feb. 29, 2024
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8.          LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of	As of
	February 28,	February 29,
	2023	2024
Equity securities with readily determinable fair values
BabyTree Inc. (“BabyTree”) (1)	5,890	—

Equity securities without readily determinable fair values
Xiamen Meiyou Information and Technology Co., Ltd. (“Xiamen Meiyou”) (2)	47,463	18,260
Other investments (3)	40,234	55,897

Equity method investments
Long-term investment in third-party technology companies (4)	65,623	39,352

Fair value option investment
Long-term investment in a third-party technology company	288	—
Other investments (5)	92,500	19,494

Available-for-sale investments
Ximalaya Inc. (“Ximalaya“) (6)	41,657	41,843
Other investments (7)	64,730	109,420

Held-to-maturity investments (8)	94,990	—

Total	$453,375	$284,266
(1)	In January 2014, the Group acquired minority equity interests in BabyTree by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475. BabyTree is an online parenting community and an online retailer of maternity and kids products.

On November 27, 2018, BabyTree was listed on the Hong Kong Stock Exchange and its preferred shares were converted to ordinary shares upon the completion of the listing. The investment was then reclassified from available-for-sale investment to equity security with readily determinable fair value upon the listing.

In fiscal years 2022, 2023 and 2024, the stock price of BabyTree declined, and accordingly the Group recognized loss of $8,887, $8,624 and $1,016, respectively, due to the fair value change. The Group recorded $4,840 impairment loss during the year ended February 29, 2024, due to the continuous suspension of trading in the shares of BabyTree.

(2)	In December 2018, the Group acquired 15.32% equity interest in Xiamen Meiyou, an internet company focusing on providing services to female clients. In June 2019, the investment was reclassified from equity method to equity investment without readily determinable fair value as the Group lost the ability to exercise significant influence due to the restructured capital of Xiamen Meiyou. The Group recorded $27,262 impairment loss during the fiscal year ended February 29, 2024, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future.

8.          LONG-TERM INVESTMENTS – continued

(3)	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares. The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded $46,581, $1,192 and $4,869 impairment loss on these investments during the fiscal years ended February 28, 2022, 2023 and February 29, 2024, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future. For equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded fair value gain of $6,339, loss of $8,762 and gain of $8,362 in other income / (expense) for the years ended February 28, 2022,2023 and February 29, 2024, respectively.
(4)	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. The majority of the long-term investments are companies which engage in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

The Group recorded $24,484, nil and nil impairment loss for its equity method investments during the fiscal years ended February 28, 2022,2023 and February 29, 2024, respectively.

(5)	The Group purchased wealth management products from financial institutions in China and classified them as fair value option investments. The Group measures these products with their fair value using directly or indirectly observable inputs in the market place.
(6)	In fiscal year 2017 and 2020, the Group completed two transactions with Ximalaya, a professional audio sharing platform, to acquire its Series C+ and E-2 convertible redeemable preferred shares. As of February 29, 2024, the Group held 1.75% equity interest of Ximalaya, and accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities due to the redemption condition of the shares.
(7)	The Group acquired minority equity interest and convertible debt securities in several third-party private companies, the majority of which are engaged in artificial intelligence industry and online platform. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group recorded $67,189, $6,495 and $10,011 impairment loss during the years ended February 28, 2022, 2023 and February 29, 2024, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future.
(8)	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The original maturities of these financial products were one to two years and recorded at amortized cost.